Mergers and Acquisitions	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
MERGERS AND ACQUISITIONS

17. MERGERS AND ACQUISITIONS

MALKA — On November 15, 2021, MoneyLion completed its acquisition (the “MALKA Acquisition”) of MALKA. MALKA is a creator network and content platform that provides digital media and content production services to us and to its own clients in entertainment, sports, gaming, live streaming and other sectors. The MALKA Acquisition accelerates MoneyLion’s ability to engage with consumers across all digital and emerging channels, allowing MoneyLion to directly connect with communities natively inside and outside of its existing platform. MoneyLion intends for MALKA to operate as an indirect, wholly-owned subsidiary of MoneyLion Inc. with MALKA’s pre-acquisition management team leading day-to-day operations.

The total purchase price of the MALKA Acquisition was approximately $52,685. MoneyLion issued 4,181,441 restricted shares of MoneyLion Class A Common Stock and paid $10,000 in cash to the sellers in exchange for all of the issued and outstanding membership interests of MALKA. MoneyLion also paid down $2,196 of MALKA debt facilities. The sellers may earn up to an additional $35 million payable in restricted shares of MoneyLion Class A Common Stock if MALKA’s revenue and EBITDA exceeds certain targets in 2021 and 2022. The $35 million payable in restricted shares based on 2021 and 2022 operating performance was valued at $11,782 as of the acquisition.

As of December 31, 2021, the payable in restricted shares based on 2021 and 2022 operating performance was valued at $18,011 and was included in accounts payable and accrued liabilities on the consolidated balance sheet as of December 31, 2021. The $6,229 change in fair value since the MALKA Acquisition was included on the consolidated statement of operations as the change in fair value of contingent consideration from mergers and acquisitions.

The fair value of MALKA’s acquired assets and liabilities were as follows:

November 15, 2021
Assets
Cash and cash equivalents	$51
Property and equipment	1,281
Intangible assets	17,780
Goodwill	30,976
Other assets	4,858
Total assets	54,946
Liabilities and Equity
Liabilities:
Accounts payable and accrued liabilities	2,261
Total liabilities	2,261
Net assets and liabilities acquired	$52,685

Wealth Technologies Inc. — In December 2020, the Company acquired 100% of the outstanding common stock and Series A redeemable convertible preferred shares of Wealth Technologies, Inc. in exchange for 539,592 shares of the MoneyLion Series C-1 Redeemable Convertible Preferred Stock, representing total consideration of approximately $27,929, which provided the Company with WTI’s market-leading wealth management decisioning and administration technology. The co-founder and equity holder of WTI was a significant stockholder of Series A redeemable convertible preferred stock of Legacy MoneyLion and was the Chairman of the Legacy MoneyLion board of directors as of the date of the transaction. $6,130 of the total consideration was allocated to proprietary technology and $21,565 was allocated to goodwill.